Subsequent Events (Details)							1 Months Ended						3 Months Ended			12 Months Ended
	Aug. 03, 2020 USD ($) shares	Jul. 06, 2020 USD ($) shares	Jun. 02, 2020 USD ($) $ / shares shares	Apr. 03, 2020 USD ($)	Apr. 02, 2020 USD ($) shares	Mar. 13, 2020 USD ($) $ / shares	Jun. 15, 2020	Apr. 27, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 30, 2020 USD ($)	Mar. 19, 2020 USD ($)	May 30, 2019 shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jul. 27, 2020 shares	Jun. 19, 2020 USD ($)	May 05, 2020 USD ($)
Subsequent Event [Line Items]
Proceeds from convertible debt													$ 467,000			$ 1,275,000	$ 2,500,000
Issuance of common stock upon note conversions shares | shares												2,179,622
Debt instrument amount															$ 5,000,000
Proceeds from advance notes															$ 900,000	$ 2,050,000	$ 925,000
Options granted | shares													1,223,033			1,470,957	13,575,038
Common stock, shares authorized | shares									225,000,000				225,000,000			225,000,000	225,000,000
Non Qualified Financing [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt													$ 10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of prospective investor							17
Shares sought in private placement																			$ 4,000,000
Common stock, shares authorized | shares																		750,000,000
Subsequent Event [Member] | 2020 Private Placement [Member]
Subsequent Event [Line Items]
Issuance and sold common stock | shares			82,528,718
Purchase Price per share | $ / shares			$ 0.87
Aggregate gross Proceeds			$ 71,800,000
Subsequent Event [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Interest rate								7.00%
Debt instrument amount								$ 350,000
Maturity Date								Dec. 31, 2020
Subsequent Event [Member] | 2020 CARES Act [Member]
Subsequent Event [Line Items]
Amount received under paycheck Protection Plan loan																				$ 83,000
Subsequent Event [Member] | 2018 convertible notes [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 600,000
Subsequent Event [Member] | 2019 convertible notes [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 1,200,000
Subsequent Event [Member] | Cheval Holdings [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Debt instrument amount								$ 100,000
Subsequent Event [Member] | Nomis Bay LTD [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Debt instrument amount								$ 250,000
Subsequent Event [Member] | Tousley [Member]
Subsequent Event [Line Items]
Annual salary		$ 375,000
Options granted | shares		313,500
Subsequent Event [Member] | Chappell [Member]
Subsequent Event [Line Items]
Annual salary		$ 410,000
Options granted | shares		668,800
Subsequent Event [Member] | Morris [Member]
Subsequent Event [Line Items]
Annual salary	$ 475,000
Options granted | shares	756,580
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt					$ 4,300,000				$ 2,600,000
Issuance of common stock upon note conversions shares | shares					11,989,578				7,131,942
Subsequent Event [Member] | Convertible Promissory Note [Member] | Cheval Holdings [Member]
Subsequent Event [Line Items]
Issuance of common stock upon note conversions shares | shares					1,583,333				1,583,333
Subsequent Event [Member] | Bona Fide Financing Transaction [Member] | 2020 Bridge Notes [Member]
Subsequent Event [Line Items]
Interest rate								10.00%
Proceeds from advance notes								$ 10,000,000
Subsequent Event [Member] | Convertible redeemable promissory note [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt										$ 448,333.33
Interest rate						7.00%					7.00%
Maturity Date						Mar. 13, 2021					Mar. 19, 2021
Debt discount						$ 33,000					$ 18,833.33
Common stock conversion price | $ / shares						$ 0.25
Percentage of conversion price						68.00%
Common stock closing price | $ / shares						$ 0.30
Amount of Fixed monthly amortizing payments						$ 25,000